Average Annual Total Returns - VIPValueStrategiesPortfolio-InvestorPRO - VIPValueStrategiesPortfolio-InvestorPRO - VIP Value Strategies Portfolio	Apr. 30, 2025
VIP Value Strategies Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.37%
Past 5 years	12.13%
Past 10 years	9.56%
RS013
Average Annual Return:
Past 1 year	13.07%
Past 5 years	8.59%
Past 10 years	8.10%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%